Investment Objectives and Goals - THE GABELLI ASSET FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund primarily seeks to provide growth of capital. The Fund’s secondary goal is to provide current income.